As filed with the Securities and Exchange Commission on April 30, 1998


                                                     Registration No. 33-45437
                                                             File No. 811-6549
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
         -------------------------------------------------------

                          Pre-Effective Amendment No.               [ ]

                         Post-Effective Amendment No. 7             [X]

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY      [X]
                                   ACT OF 1940

                                Amendment No. 11                    [X]

                        (Check appropriate box or boxes)

                          AMERICA'S UTILITY FUND, INC.
               (Exact name of registrant as specified in charter)

                              901 East Byrd Street
                            Richmond, Virginia 23219
                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code (804) 775-5719
                                ---------------

                           Paul F. Costello, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)
                               -----------------

                                    Copy to:
                           Timothy W. Diggins, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110
                                 --------------

It is proposed that this filing will become effective (check appropriate box):


[X] immediately upon filing pursuant to paragraph (b)
[ ] on [date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             AMERICA'S UTILITY FUND

                             CROSS REFERENCE SHEET

                          (as required by Rule 404(c))


Part A

        N-1A Item No.

        Location
1.      Cover Page.............................    Cover Page
2.      Synopsis...............................    Cover Page; Expense Summary;
                                                   Example
3.      Condensed Financial Information........    Financial Highlights
4.      General Description of Registrant......    Cover Page; Investment Objective
                                                   and Policies; Other Investment
                                                   Practices; The Fund; Transfer and
                                                   Dividend Agent Services;
                                                   Performance Information
5.      Management of the Fund.................    Management of the Fund; Taxes
5A.     Management's Discussion
          of Fund Performance..................    Contained in the Annual Report of
                                                   the Registrant
6.      Capital Stock and Other
          Securities...........................    How to Invest in the Fund;
                                                   Method of Investing Payments and
                                                   Distributions; Your Rights in the
                                                   Fund and Under Your Plan; Taxes
7.      Purchase of Securities Being
          Offered..............................    How to Invest in the Fund;
                                                   Method of Investing Payments and
                                                   Distributions;
8.      Redemption or Repurchase...............    Redemption of Fund Shares
9.      Pending Legal Proceedings..............    Not Applicable

Part B

         N-1A Item No.                             Location
10.      Cover Page............................    Cover Page
11.      Table of Contents.....................    Table of Contents
12.      General Information and History.......    General Information; Ratings
13.      Investment Objectives and
           Policies............................    Investment Restrictions; Certain
                                                   Investment Techniques
14.      Management of the Fund................    Management
15.      Control Persons and Principal
           Holders of Securities...............    Management; Control Persons and
                                                   Principal Holders of Securities
16.      Investment Advisory and Other
           Services............................    Investment Advisory Services;
                                                   Other Services; Brokerage;
                                                   Custodian; Independent Auditors;
                                                   Members of Investment Teams at
                                                   Mentor Advisors
17.      Brokerage Allocation..................    Brokerage
18.      Capital Stock and Other
           Securities..........................    General Information
19.      Purchase, Redemption and Pricing
           of Securities Being Offered.........    How to Buy Shares; Distribution;
                                                   Determination of Net Asset Value;
20.      Tax Status............................    Tax Status
21.      Underwriters..........................    Distribution
22.      Calculations of Yield Quotations
           of Money Market Funds...............    Performance Information
23.      Financial Statements..................    Financial Statements

Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                          AMERICA'S UTILITY FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 1998

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of America's Utility Fund, Inc. dated May 1, 1998, a copy of which may be obtained by writing Mentor Services Company, Inc., 901 East Byrd Street, P.O. Box 26501, Richmond, Virginia 23261-6501, or by calling 1-800-487-3863.


                               TABLE OF CONTENTS

                                                                           Page
GENERAL INFORMATION.........................................................B-2
INVESTMENT RESTRICTIONS.....................................................B-2
CERTAIN INVESTMENT TECHNIQUES...............................................B-4
MANAGEMENT.................................................................B-10
CONTROL PERSONS AND PRINCIPAL HOLDERS......................................B-15
INVESTMENT ADVISORY SERVICES...............................................B-15
OTHER SERVICES.............................................................B-17
BROKERAGE..................................................................B-19
DETERMINATION OF NET ASSET VALUE...........................................B-21
TAX STATUS.................................................................B-23
DISTRIBUTION ..............................................................B-25
PERFORMANCE INFORMATION....................................................B-25
MEMBERS OF INVESTMENT TEAMS AT MENTOR ADVISORS.............................B-30
CUSTODIAN..................................................................B-32
INDEPENDENT AUDITORS.......................................................B-32
RATINGS  ..................................................................B-32
FINANCIAL STATEMENTS.......................................................B-36

GENERAL INFORMATION

         America's Utility Fund, Inc. (the "Fund") was organized on January 28, 1992 as a Maryland corporation, and is registered as a diversified, open-end, management investment company.

INVESTMENT RESTRICTIONS


         The following are fundamental investment restrictions, which may not be changed without approval by the holders of a majority of the outstanding shares of the Fund. The Fund will not:


         1. Purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, for temporary investment) if as a result more than 5% of the Fund's total assets are invested in the securities of any one issuer; the Fund will concentrate its investments (more than 25% of its assets) in securities issued by utility companies.

         2. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class and all debt issues as a single class) or more than 10% of the outstanding voting securities of any one issuer.

         3. Borrow money or securities for any purpose except to the extent that borrowing up to 10% of the Fund's total assets is permitted for emergency purposes. (Any such borrowings will be made on a temporary basis from banks and will not be made for investment purposes.) Money borrowed will be repaid before additional portfolio securities are purchased.

         4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or of the Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

         5. Purchase securities for the purpose of exercising control over the issuers thereof.

         6. Underwrite securities of other issuers; provided, that this policy shall not be construed to prevent or limit in any manner the right of the Fund to purchase securities for investment purposes.

         7. Make loans to other persons other than (i) through the purchase of a portion of an issue of publicly distributed debt securities which are not considered loans, (ii) through the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to financial institutions, or (iii) by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value).

         8. Buy securities on margin, or effect short sales of securities. (Margin payments in connection with transactions in futures contracts, options, forward contracts, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

         9. Issue senior securities other than as consistent with borrowings permitted under 3 above.

         10.      Invest in the securities of other investment  companies
                  except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

         11. Own, buy or sell commodities or commodity contracts (except that the Fund may purchase and sell foreign currencies, foreign currency futures contracts and related options), or real estate or interests in real estate; provided, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

         12. Invest in warrants unless acquired as a unit or attached to other securities.

         13. Invest in puts, calls, straddles, spreads, or any combination thereof (except that the Fund may invest in foreign currency futures and options transactions and forward contracts).

         14. Invest in limited partnerships or similar interests in oil, gas and other mineral exploration development programs; provided, that the Fund may invest in the securities of other corporations whose activities include such exploration and development.

         15. Invest more than 5% of its total assets in any issuer or issuers having a record of less than three years continuous operation, which may include the operations of predecessor companies.

         16. Purchase any security restricted as to disposition under federal securities laws.


         The Investment Company Act of 1940, as amended (the "1940 Act"), provides that the approval of a majority of the outstanding shares of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         It is also a policy of the Fund, which may be changed without shareholder approval, not to purchase any voting security of any electric or gas utility company (as defined by the Public Utility Holding Company Act of 1935) if as a result the Fund would then hold 5% or more of the outstanding voting securities of such company.

         Although  not a  fundamental  policy,  the  Fund  will  not  invest  in securities which are not readily marketable. (Foreign currency forward contracts, futures contracts, and options are not considered securities for this purpose.)

CERTAIN INVESTMENT TECHNIQUES

         Set forth below is information concerning certain investment techniques in which the Fund may engage, and certain of the risks they may entail.

Repurchase Agreements

         A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Board of Directors and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Mentor Advisors will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Foreign Securities

         Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

         In addition, to the extent that the Fund's foreign investments are not United States dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates; exchange control regulations; foreign withholding taxes or restrictions or prohibitions on the repatriation of foreign currencies and may incur costs in connection with conversion between currencies.

         Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to stockholders.

Foreign Currency Transactions

         The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging".

         When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may buy or sell foreign currency futures contracts and put and call options on foreign currencies and on foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

         Foreign Currency Options. Options on foreign currencies are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         Settlement Procedures. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

MANAGEMENT

Officers and Directors

         The directors and officers of the Fund are as follows. Unless otherwise noted, the address of each officer and director is 901 East Byrd Street, Richmond, Virginia 23219.

                             Position Held               Principal Occupation
Name and Address             with Portfolio              During Past 5 Years
----------------             --------------              -------------------
*Daniel J. Ludeman           Chairman; Trustee           Chairman and Chief Executive
                                                         Officer, Mentor Investment Group,
                                                         LLC; Managing Director, Wheat,
                                                         First Securities, Inc.;  Director,
                                                         Wheat First Butcher Singer, Inc.;
                                                         Chairman and Director, Mentor
                                                         Income Fund, Inc.; Chairman and
                                                         Trustee, Mentor Institutional Trust
                                                         and Cash Resource Trust.


Louis W. Moelchert, Jr.      Trustee                     Vice President for Investments,
                                                         University of Richmond;  Trustee,
                                                         Mentor Institutional Trust and Cash
                                                         Resource Trust; Director, Mentor
                                                         Income Fund, Inc.



Thomas F. Keller             Trustee                     Professor of Business Administration
                                                         and former Dean, Fuqua School of
                                                         Business, Duke University; Trustee,
                                                         Mentor Institutional Trust and Cash
                                                         Resource Trust; and Director, Mentor
                                                         Income Fund, Inc.

Arnold H. Dreyfuss           Trustee                     Chairman, Eskimo Pie Corp.;
                                                         formerly,  Chairman and Chief
                                                         Executive Officer, Hamilton
                                                         Beach/Proctor-Silex, Inc.; Trustee,
                                                         Mentor Institutional Trust and Cash
                                                         Resource Trust; and Director, Mentor
                                                         Income Fund, Inc.



                                      B-10


Troy A. Peery, Jr.           Trustee                     President, Heilig-Meyers Company.
                                                         Trustee, Mentor Institutional Trust and
                                                         Cash Resource Trust; and Director,
                                                         Mentor Income Fund, Inc.

*Peter J. Quinn, Jr.         Trustee                     President, Mentor Distributors, LLC;
                                                         Managing Director, Mentor Investment
                                                         Group, LLC  and   Wheat   First Butcher
                                                         Singer,   Inc.;   formerly,   Senior
                                                         Vice President/Director  of Mutual
                                                         Funds, Wheat First Butcher Singer,
                                                         Inc.; Trustee, Mentor Institutional
                                                         Trust and Cash Resource Trust; and
                                                         Director,  Mentor Income Fund, Inc.


Arch T. Allen, III           Trustee                     Attorney at law, Raleigh,  North
                                                         Carolina; Trustee,  Mentor Institutional
                                                         Trust and Cash Resource Trust;
                                                         Director,  Mentor Income Fund,  Inc.;
                                                         formerly,  Vice  Chancellor for
                                                         Development and University Relations,
                                                         University of North Carolina at Chapel
                                                         Hill.


Weston E. Edwards            Trustee                     President, Weston Edwards &
                                                         Associates; Trustee, Mentor
                                                         Institutional Trust; Director, Mentor
                                                         Income Fund, Inc.; Founder and
                                                         Chairman, The Housing Roundtable;
                                                         formerly, President, Smart Mortgage
                                                         Access, Inc.


                                      B-11



Jerry R. Barrentine          Trustee                     President, J.R. Barrentine & Associates;
                                                         Trustee, Mentor Institutional Trust and
                                                         Cash Resource Trust; Director, Mentor
                                                         Income Fund, Inc.; formerly, Executive
                                                         Vice   President   and   Chief
                                                         Financial    Officer, Barclays/American
                                                         Mortgage Director Corporation;  Managing
                                                         Partner,  Barrentine Lott & Associates.

J. Garnett Nelson            Trustee                     Consultant,  Mid-Atlantic Holdings, LLC;
                                                         Trustee, Mentor Institutional Trust and
                                                         Cash Resource Trust;  Director,  Mentor
                                                         Income Fund, Inc., GE Investment  Funds,
                                                         Inc., and Lawyers Title  Corporation;
                                                         Member,  Investment  Advisory
                                                         Committee, Virginia Retirement System;
                                                         formerly,  Senior Vice President, The
                                                         Life Insurance Company of Virginia.

Paul F. Costello             President                   Managing Director, Mentor Investment
                                                         Group,  LLC, Wheat First Butcher Singer,
                                                         Inc., and Mentor Investment Advisors,
                                                         LLC; President,  Mentor Income Fund,
                                                         Inc., Mentor Institutional Trust, and
                                                         Cash Resource Trust;  Director,  Mentor
                                                         Perpetual  Advisors,  LLC and Mentor
                                                         Trust Company.

Terry L. Perkins             Treasurer                   Senior Vice President,  Mentor
                                                         Investment Group, LLC;  Treasurer,  Cash
                                                         Resource Trust,  Mentor Income Fund,
                                                         Inc., and Mentor  Institutional  Trust;
                                                         Treasurer; formerly, Treasurer and
                                                         Comptroller, Ryland Capital Management,
                                                         Inc.

                                      B-12


Michael Wade                 Assistant Treasurer         Vice President, Mentor Investment Group,
                                                         LLC; Assistant Treasurer, Cash Resource
                                                         Trust, Mentor Income Fund, Inc., Mentor
                                                         Institutional Trust; formerly,  Senior
                                                         Accountant, Wheat First Butcher Singer,
                                                         Inc.; Audit Senior, BDO Seidman.



Geoffrey B. Sale                Secretary                Associate Vice President Mentor Investment
                                                         Group, LLC; Clerk Mentor Institutional Trust;
                                                         Secretary Cash Resource Trust, Mentor Income
                                                         Fund, Inc., Mentor Funds and Mentor Variable
                                                         Investment Portfolios.


---------------------


* This person is deemed to be an "interested person" of the Fund under the Investment Company Act of 1940, as amended.

Director Compensation

         The table below shows the fees paid to each current Director by the Fund for the 1997 fiscal year.


                                                        Total compensation
                          Aggregate Compensation              from all
Trustees                      from the Fund           complex funds (23 Funds)
--------                  -----------------------     ------------------------

Daniel J. Ludeman                 $     0                   $     0
Arnold H. Dreyfuss+               $     0                   $15,200
Thomas F. Keller+                 $     0                   $15,200
Louis W. Moelchert, Jr.           $11,000                   $26,200
Troy A. Peery, Jr.+               $     0                   $14,175
Peter J. Quinn, Jr.+              $     0                   $     0
Arch T. Allen, III+               $11,000                   $11,000
Weston E. Edwards+                $     0                   $28,000
Jerry R. Barrentine+              $     0                   $20,000
J. Garnett Nelson+                $     0                   $20,000

-------------
+  Elected as a Director December 22, 1997



         The Directors do not receive pension or retirement benefits from the Fund.

         The Articles of Incorporation of the Fund provide that the Fund will indemnify its Directors and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Articles of Incorporation that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Director of any liability to the Fund or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Directors and officers.

CONTROL PERSONS AND PRINCIPAL HOLDERS

         The Directors and officers as a group owned less than 1% of the outstanding shares of common stock of the Fund as of April 1, 1998. To the knowledge of the Fund, as of April 1, 1998 no person owned of record or beneficially more than 5% of the outstanding shares of common stock of the Fund as of such date.

INVESTMENT ADVISORY SERVICES

         Investment decisions for the Fund and for the other investment advisory clients of Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Mentor Advisors' opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Mentor Advisors employs a professional staff of investment personnel who draw upon a variety of resources for research information for the Fund.

         Expenses incurred in the operation of the Fund, including but not limited to taxes, interest, brokerage fees and commissions, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters are borne by the Fund.

         The Management Contract is subject to annual approval (beginning in 2000) by (i) the Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or Mentor Advisors by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice by the Fund or Mentor Advisors.

         Prior to September 9, 1995, Lord, Abbett & Co. ("Lord, Abbett"), the General Motors Building, 767 Fifth Avenue, New York, New York 10153 served as investment adviser to the Fund under an Investment Advisory Agreement dated
February 14, 1992. For its services, Lord, Abbett received $200,000 for the period February 14, 1993 through February 13, 1994, and $300,000 for the period February 14, 1994 through February 13, 1995. After February 13, 1995, the Fund paid a quarterly fee to Lord, Abbett according to the same schedule for fees under the current Management Contract with Mentor Advisors.

Management Fees

         The Fund paid management fees in the following amounts for the fiscal years indicated below:

              1997               1996                1995
           ---------           --------            ---------
            $371,906           $352,144           $323,431(1)


----------
(1) $198,375 of this amount was paid to Lord, Abbett.

OTHER SERVICES

Administrative Services

         Mentor Investment Group, LLC ("Mentor") acts as administrator to the Fund pursuant to an Administrative Services Agreement. Pursuant to the Administrative Services Agreement, Mentor assists the Fund in preparation of certain reports to shareholders of the Fund, tax returns, and filings with the SEC, prepares and furnishes reports to the Fund's Board of Directors, and generally assists in the Fund's business operations.

         The Administrative Services Agreement is subject to annual approval (beginning in 2000) by the Board of Directors, provided that the continuance is also approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, or Mentor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, immediately upon notice, by the Board of Directors or by vote of the holders of a majority of the Fund shares, and on not less than thirty days' notice by Mentor.

         The Fund pays Mentor for such services at an annual rate of 0.65% of the Fund's average daily net assets, less the amount of any management fees paid to Mentor Advisors pursuant to the Management Contract.

         Prior to August 21, 1995, America's Utility Fund Service Company ("AUF Service Company") provided administrative services and certain shareholder and transfer and dividend payment agent services to the Fund pursuant to an Administrative Services and Transfer Agency Agreement. For these combined services, AUF Service Company received fees from the Fund at the annual rate of 1% of the Fund's average daily net assets. AUF Service Company also paid the management fee for the Fund.

Administrative Fees

         The Fund paid the following fees for administrative services for the fiscal years indicated below. Amounts prior to August 21, 1995 reflect the 1% fee paid to AUF Service Company.

                   1997             1996               1995
                ---------         ---------          ---------

                 $596,068         $617,040          $948,530(1)

----------------
(1) Of this amount, $735,127 was paid to AUF Service Company.

Shareholder Servicing

         The Fund has entered into a Shareholder Service Agreement dated February 1, 1998 with Mentor, pursuant to which Mentor, by itself or through other financial institutions, provides shareholder support services to the Fund and its shareholders. These services may include, but are not limited to, providing office space and various clerical, supervisory, and computer personnel for the maintenance of shareholder accounts, processing purchase and redemption transactions, and providing assistance to shareholders. In return for providing these services, the Fund pays Mentor a fee, at the annual rate of 0.25% of the Fund's average daily net assets. Prior to October 31, 1997, pursuant to a Sub-Shareholder Services Agreement between Mentor and AUF Service Company, Mentor paid fees to AUF Service Company at the same annual rate of the Fund's net assets in respect of which AUF Service Company provided specified shareholder services.

         The Fund paid shareholder services fees to Mentor (which in turn paid fees to AUF Service Company) of $354,802 during fiscal year 1997.

         AUF Service Company (prior to August 21, 1995) and Mentor (throughout the period from August 21, 1995 to December 31, 1997) paid the expenses of the Fund to the extent total Fund operating expenses exceeded 1.21% of the Fund's average daily net assets. As a result of this expense limitation, AUF Service Company and Mentor incurred expenses of $118,162 and $66,941 respectively, for the Fund during the 1995 fiscal year, and Mentor incurred expenses of $144,093 and $124,524, respectively, for the 1996 and 1997 fiscal years.

Transfer agent services

         Prior to December 15, 1997, AUF Service Company received fees from State Street Bank and Trust Company ("State Street"), the Fund's transfer agent, for services performed under a Sub-Transfer Agency Agreement dated August 21, 1995. Pursuant to that Agreement, AUF Service Company provided certain transfer agent, dividend disbursing agent, and other services to the Fund and its shareholders who purchased shares of the Fund through facilities made available to Virginia Power and North Carolina Power customers. State Street paid AUF Service Company a fee at the annual rate of 0.10% of the Fund's average net assets attributable to shares held such shareholders. For fiscal year 1997, these fees amounted to $337,898.

Custody Arrangements

         Pursuant to a Custody Agreement dated March 1, 1995, Investors Fiduciary Trust Corporation ("IFTC"), serves as custodian to the Fund.

BROKERAGE

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Mentor Advisors' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.

         Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Fund, except to the extent it may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, the Mentor Advisors may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Mentor Advisors an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Board of Directors may adopt from time to time. Mentor Advisors does not currently intend to cause the Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Board of Directors may determine, Mentor Advisors may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         The Directors have determined that portfolio transactions for the Fund may be effected through Wheat, First Securities, Inc. ("Wheat"), and EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors. The Board of Directors has adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions given by the Fund to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The Fund will in no event effect principal transactions with Wheat and EVEREN in over-the-counter securities in which Wheat or EVEREN makes a market, as the case may be.

         Under rules adopted by the SEC, Wheat and EVEREN may not execute transactions for the Fund on the floor of any national securities exchange, but may effect transactions for the Fund by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation they receive from the Fund. The Fund has been advised by Wheat that on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

Brokerage Commissions

         The Fund paid brokerage commissions in the following amounts during the periods set forth below:

        Fiscal year        Fiscal year          Fiscal year
           1995                1996                 1997
       ------------        ------------         -----------

         $162,737            $102,955             $161,766


         The following table shows brokerage commissions paid by the Fund to affiliated brokers for the periods indicated:


                                  Fiscal year      Fiscal year      Fiscal year
                                      1995            1996             1997
                                  ------------     ------------     -----------

Wheat First Securities, Inc.       $29,539(1)        $39,946          $41,440
EVEREN Securities, Inc.               N/A            $ 3,360(2)       $18,544
----------------
(1) For the period September, 1995 through December 31, 1995. (2) For the period November, 1996 through December 31, 1996.



         For fiscal 1995, the brokerage commissions shown above paid to Wheat amounted to 18.15% of the Fund's aggregate brokerage commissions on 13.51% of the Fund's aggregate dollar amount of brokerage transactions. For fiscal 1996 the brokerage commissions shown above paid to Wheat amounted to 38.8% of the Fund's aggregate brokerage commissions on 11.45% of the Fund's aggregate dollar amount of brokerage transactions. For fiscal 1996 the brokerage commissions shown above paid to EVEREN amounted to 3.26% of the Fund's aggregate brokerage commissions on 0.71% of the Fund's aggregate dollar amount of brokerage transactions. For fiscal 1997 the brokerage commissions shown above paid to Wheat amounted to 25.62% of the Fund's aggregate brokerage commissions on 22.39% of the Fund's aggregate dollar amount of brokerage transaction. For fiscal 1997 the brokerage commissions shown above paid to EVEREN amounted to 11.46% of the Fund's aggregate brokerage commissions on 11.32% of the Fund's aggregate dollar amount of brokerage transactions.


DETERMINATION OF NET ASSET VALUE

         The Fund determines its net asset value per share each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

          Securities for which market quotations are readily available are valued at prices which, in the opinion of the Board of Directors or Mentor Advisors, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the Fund outstanding.

         Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by the Fund are restricted as to resale, Mentor Advisors determines their fair values. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         In the case of certain fixed-income securities, including certain less common mortgage-backed securities, market quotations are not readily available to the Fund on a daily basis, and pricing services may not provide price quotations. In such cases, Mentor Advisors is typically able to obtain dealer quotations for each of the securities on at least a weekly basis. On any day when it is not practicable for Mentor Advisors to obtain an actual dealer quotation for a security, Mentor Advisors may reprice the securities based on changes in the value of a U.S. Treasury security of comparable duration. When the next dealer quotation is obtained, Mentor Advisors compares the dealer quote against the price obtained by it using its U.S. Treasuryspread calculation, and makes any necessary adjustments to its calculation methodology. Mentor Advisors attempts to obtain dealer quotes for each security at least weekly, and on any day when there has been an unusual occurrence affecting the securities which, in Mentor

Advisors' view, makes pricing the securities on the basis of U.S. Treasuries unlikely to provide a fair value of the securities.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Directors.

TAX STATUS

         The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

         In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         The Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

         Foreign currency-denominated securities and related hedging transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         If more than 50% of the Fund's assets at year end consists of stock or securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including, with respect to a foreign tax credit, a holding period requirement imposed pursuant to the Tax payer Relief Act of 1997), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

         Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to foreign, state and federal taxes.
Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that they could be subject to the backup withholding rules described above or that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

DISTRIBUTION

         Mentor Distributors, LLC ("Mentor Distributors") serves as principal distributor of the Fund under a Distribution Agreement dated February 1, 1998. Pursuant to the Distribution Agreement, Mentor Distributors agrees to bear the expenses of printing any promotional or sales literature used by Mentor Distributors or furnished by Mentor Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. Mentor Distributors has not undertaken to sell any specified number of shares of the Fund.

         The  Fund  or  Mentor   Distributors  may  terminate  the  Distribution
Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

PERFORMANCE INFORMATION

         Total return for the one-, five-, and ten-year periods (or for the life of the Fund, if shorter) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value per share on their respective reinvestment dates. The total return for the one-year period ending December 31, 1997 and the average annual total return for the life of the Fund (May 5, 1992 through December 31, 1997) were 23.31% and 11.96%, respectively.

         The Fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the Fund during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the net asset value per share on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The yield for the Fund for the thirty-day period ended December 31, 1997 was 3.34%.

         All data for the Fund are based on past performance and do not predict future results.

         Independent statistical agencies measure the Fund's investment performance and publish comparative information showing how the Fund, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the Fund may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on the basis of their own criteria rather than on the basis of the standardized performance measures described above.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

         Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Independent publications may also evaluate the Fund's performance. certain of those publications are listed below. The Fund may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

         Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

         Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

         Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

         The Wall Street Journal publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

         Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3- year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

         Financial World publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate - and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

         Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

         Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

         The 100 Best Mutual  Portfolios You Can Buy (1992),  authored by Gordon
         K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a fivepoint system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

MEMBERS OF INVESTMENT TEAMS AT MENTOR ADVISORS

         The following persons are investment personnel of Mentor Advisors, as indicated.

Large Capitalization Quality Equity Growth

John G. Davenport, CFA -- Managing Director, Chief Investment Officer Mr. Davenport has twelve years of investment management experience. He joined the Mentor organization after heading equity research for Lowe, Brockenbrough, Tierney, & Tattersall. He earned his undergraduate business degree from the University of Richmond and his graduate degree in business from the University of Virginia.

Richard H. Skeppstrom II -- Vice President, Portfolio Manager
Mr. Skeppstrom has six years of investment management experience. He has earned both his undergraduate degree and masters of business administration from the University of Virginia.

Richard L. Rice, CFA -- Vice President, Portfolio Manager
Mr. Rice has twenty-four years' experience in the securities industry. Prior to joining the Mentor organization in 1993, he was a partner in the equity management software firm, Parata Analytics Research, which was acquired by the Mentor organization. His previous responsibilities include director of Research for Signet Asset Management, Senior Research Analyst for Capitoline Investment Services, and research positions at First Atlanta Corp. and Southeast Banking. He earned his undergraduate business degree from the University of Florida.

Active Fixed-Income

P. Michael Jones, CFA -- Managing Director, Chief Investment Officer
Mr. Jones has eleven years of investment management experience. Mr. Jones is responsible for the design and implementation of the fixed-income group's proprietary analytical system. He earned his undergraduate degree from the College of William and Mary.

Steven C. Henderson -- Associate Vice President, Portfolio Manager
Mr. Henderson has seven years of investment management experience. He has an undergraduate degree from the University of Richmond and a masters in business administration from George Washington University.

Stephen R. McClelland -- Vice President, Portfolio Manager
Mr. McClelland has six years of investment management experience, all of which have been with the Mentor organization. He is a Certified Public Accountant and received his undergraduate degree in accounting from Iowa State University and his graduate business degree from Virginia Commonwealth University.

Keith Wantling
Mr. Wantling has five years of experience. Mr. Wantling performs analysis and screening for credit sensitive private label mortgage-backed securities and directs the firm's portfolio analysis effort. He holds his undergraduate degree in accounting information systems from Virginia Polytechnic Institute.

Small-to-Medium Capitalization Equity Growth

Theodore W. Price, CFA  -- Managing Director, Chief Investment Officer
Mr. Price has over thirty years of investment management experience, with over twenty-three years' tenure at Charter Asset Management, the predecessor to Mentor Advisors. He has managed Mentor Growth Portfolio since its inception. He earned both his undergraduate degree and masters of business administration from the University of Virginia.

Linda A. Ziglar, CFA -- Portfolio Manager
Ms. Ziglar has seventeen years of investment management experience. Ms. Ziglar joined Charter Asset Management, the predecessor to Mentor Advisors, from Federated Investors, where she managed $300 million in equity assets. She holds an undergraduate degree from Randolph-Macon Woman's College where she graduated summa cum laude. She also holds a graduate degree in business administration from the University of Pittsburgh.

Jeffrey S. Drummond, CFA -- Vice President, Portfolio Manager
Mr. Drummond has eight years of investment management experience. Mr. Drummond began his career as a portfolio analyst in the Investment Strategy Department at Wheat First Butcher Singer, where he shared responsibility for directing $100 million in assets following the Strategic Sectors Portfolio. He received his undergraduate degree in finance from the University of Richmond, where he graduated cum laude.

Edward Rick IV
Mr. Rick has two years of investment management experience. He received his undergraduate degree in finance from the University of Richmond, where he graduated cum laude.

Tactical Asset Allocation

Don R. Hays -- Chief Investment Officer
Mr. Hays has over twenty-seven years of investment experience and is Director of Investment Strategy for Wheat First Butcher Singer, Inc., a position he has held since 1984. Mr. Hays began his career as an engineer with the Von Braun rocket-development team in 1968. He is regarded as one of the country's leading investment strategists and his market outlook is quoted regularly in the Wall Street Journal, Investor's Business Daily, USA Today, and other major media. He has been a guest on the PBS series Wall $treet Week with Louis Rukeyser and is regularly featured by Dow Jones, Reuters and Bloomberg News Services.

Asa W. Graves VII, CFA -- Portfolio Manager
Mr. Graves has five years of investment management experience and works closely with Mr. Hays to develop the analytical framework used in managing the Mentor Strategy Portfolio. He earned his undergraduate degree from the University of Richmond.

William P. Ryder -- Research Analyst
Mr. Ryder joined Wheat First Butcher Singer in 1991 as a member of its Investment Strategy Group, working as a research analyst on its growth and growth and income model portfolios. In 1995 he became part of the team responsible for managing the Mentor Strategy Portfolio. In that capacity he focuses primarily on conducting economic analysis, industry group studies, and asset allocation modeling. Mr. Ryder attended Virginia Commonwealth University and has five years' investment experience.

CUSTODIAN

         Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri, 64105, acts as the custodian for the Fund's portfolio securities and cash. In this capacity, it maintains certain financial and accounting books and records pursuant to agreements with the Fund.

INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. Prior to the 1997 fiscal year, Deloitte & Touche L.L.P., 707 East Main Street, Richmond, Virginia 23219, served as the Fund's independent accountants.

RATINGS

         The rating services' descriptions of corporate bonds are:

Moody's Investors Service, Inc.:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's:

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

         o liquidity ratios are adequate to meet cash requirements;

         o long-term senior debt is rated "A" or better;

         o the issuer has access to at least two additional channels of borrowing;

         o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

         o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

         o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

         o evaluation of the management of the issuer;

         o economic evaluation of the issuer's industry or industries and an appraisal of speculative- type risks which may be inherent in certain areas;

         o evaluation of the issuer's products in relation to competition and customer acceptance;

         o liquidity;

         o amount and quality of long-term debt;

         o trend of earnings over a period of ten years;

         o financial strength of parent company and the relationships which exist with the issuer; and

         o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Note Ratings:

MIG1/VMIG1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG2/VMIG2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  -  Capacity  for  timely  payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FINANCIAL STATEMENTS



         The Independent Auditor's Report, financial highlights, and financial statements in respect of the Fund, included in the Fund's Annual Report for the fiscal year ended December 31, 1997, filed electronically on February 26, 1998 (File No. 811-6549) (Accession No. 0000916641-98-000165), are incorporated by reference  into this  Statement of Additional Information.

                          AMERICA'S UTILITY FUND, INC.

                           PART C.  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

         a. Financial Statements

            Financial Statements:



            (1) Independent Auditor's Report (b)
            (2) Statement of Assets and Liabilities -- December 31, 1997 (b)
            (3) Statement of Operations -- Year Ended December 31, 1997 (b)
            (4) Statements of Changes in Net Assets -- Years Ended
                December 31, 1997 and 1996 (b)
            (5) Financial Highlights (a)
            (6) Notes to Financial Statements (b)


            Supporting Schedules:

            Schedule I --  Portfolio of  Investments  -- December 31, 1997 (b)
            Schedule II through IX omitted because the required matter is not present.

            (a) Included in Part A.
            (b) Incorporated by reference into Part B.

         b. Exhibits

            (1) Articles of Incorporation. (b)
            (2) By-laws. (b)
            (3) Inapplicable.
            (4) Article  V of the  Articles  of  Incorporation  filed
                herewith,   and  Article  I  of  the  By-laws   filed
                herewith, set forth provisions related to shareholder
                rights.
            (5)
                (A) Management Contract dated February 1, 1998. (b)
                (B) Administrative Services Agreement dated February 1, 1998.(b)
            (6) Distribution Agreement, dated as of February 1, 1998. (b)
            (7) Inapplicable.
            (8)
                (A) Inapplicable
                (B) Shareholder Service Agreement dated February 1, 1998. (b)

                (C) Transfer Agency and Services Agreement dated August 21,
                    1995. (a)
                (D) Sub-Transfer Agency Agreement dated August 21, 1995. (a)
                (E) Custody Agreement dated March 1, 1995. (a)
            (9)  Inapplicable.
            (10)
                 (A) Opinion of Counsel, including consent. (b)
                 (B) Opinion of Special Maryland Counsel, including consent. (a)
            (11)


                 (A) Consent of Independent Auditors. (b)
                 (B) Consent of Independent Auditors. (b)


            (12) Inapplicable.
            (13) Inapplicable.
            (14) Form of Registrant's IRA Documents. (b)
            (15) Inapplicable.
            (16) Schedule of Computation of Performance. (a)
            (19) Powers of Attorney. (b)
            (27) Financial Data Schedule. (a)

(a) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 1, 1997.
(b) Filed herewith.

Item 25: Persons Controlled by or Under Common Control with Registrant

                  None

Item 26: Number of Holders of Securities (as of March 1, 1998)
-------  -----------------------------------------------------

                (1)                           (2)
          Title of Class         Number of Record Shareholders
          ---------------        -----------------------------
         Common Stock, par                  33,094
         value $.001 per share

Item 27: Indemnification

         The information required by this item is incorporated herein by reference from Post-Effective Amendment No. 4 to the Registrant's Statement on Form N-1A (Reg. No. 33-45437) under the Securities Act of 1933, filed on February 16, 1995.

Item 28. Business or Other Connections of Investment Adviser

                   (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                   The business and other connections of each director, officer, or partner of Mentor Investment Advisors, LLC in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following table.

                                                     Other Substantial
                          Position with the          Business, Profession,
Name                      Investment Adviser         Vocation or Employment
-----                     ------------------         -----------------------
John G. Davenport         Managing Director          None
R. Preston Nuttall        Managing Director          Formerly, Senior Vice
                                                     President, Capitoline
                                                     Investment Services
Paul F. Costello          Managing Director          Managing Director, Wheat
                                                     First Butcher Singer, Inc.
                                                     and Mentor Investment
                                                     Group, LLC; President,
                                                     Mentor Funds, Mentor
                                                     Income Fund, Inc., Cash
                                                     Resource Trust, and
                                                     Mentor Institutional Trust;
                                                     Director, Mentor Perpetual
                                                     Advisors, LLC and Mentor
                                                     Trust Company
Theodore W. Price         Managing Director          Formerly, President,
                                                     Charter Asset
                                                     Management, Inc.
                                                     P. Michael Jones
                                                     Managing Director
                                                     Formerly, Managing
                                                     Director, Commonwealth
                                                     Investment Counsel, Inc.
Thomas L. Souders         Treasurer                  Managing Director and
                                                     Chief Financial Officer,
                                                     Wheat, First Securities,
                                                     Inc.; formerly, Manager of
                                                     Internal Audit, Heilig-
                                                     Myers; formerly, Manager,
                                                     Peat Marwick & Mitchell
                                                     & Company
Robert P. Wilson          Assistant Treasurer        Assistant Treasurer,
                                                     Mentor Distributors, LLC

Geoffrey B. Sale              Secretary              Associate Vice President
                                                     Mentor Investment Group,
                                                     LLC; Clerk Mentor
                                                     Institutional Trust;
                                                     Secretary America's Utility
                                                     Fund, Cash Resource Trust,
                                                     Mentor Income Fund, Inc.,
                                                     Mentor Funds and Mentor
                                                     Variable Investment
                                                     Portfolios.



Howard T. Macrae, Jr.     Assistant Secretary        Assistant Secretary,
                                                     Mentor Distributors, LLC

Item 29.          Principal Underwriters

                  (a)   Mentor   Distributors,   LLC,   the   Fund's   principal
underwriter,   acts  as  principal  underwriter  for  the  following  investment companies:

           The Mentor Funds
             o  Mentor Growth Portfolio
             o  Mentor Strategy Portfolio
             o  Mentor Short-Duration Income Portfolio
             o  Mentor Balanced Portfolio
             o  Mentor Capital Growth Portfolio
             o  Mentor Perpetual Global Portfolio
             o  Mentor Income and Growth Portfolio
             o  Mentor Quality Income Portfolio
             o  Mentor  Municipal Income Portfolio
             o  Mentor Institutional U.S. Government Money Market Portfolio
             o  Mentor Institutional Money Market Portfolio

          Cash Resource Trust
             o  Cash Resource Money Market Fund
             o  Cash Resource U.S. Government Money Market Fund
             o  Cash Resource Tax-Exempt Money Market Fund
             o  Cash Resource California Tax-Exempt Money Market Fund
             o  Cash Resource New York Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o  Mentor U. S. Government Cash Management Portfolio
             o  Mentor Fixed-Income Portfolio
             o  Mentor Perpetual International Portfolio

          Mentor Investment Group
             o  Mentor Income Fund
             o  America's Utility Fund

          Mentor Variable Investment Portfolios
             o  Mentor VIP Growth Portfolio
             o  Mentor VIP Strategy Portfolio

             o  Mentor VIP Balanced Portfolio
             o  Mentor VIP Capital Growth Portfolio
             o  Mentor VIP Perpetual International Portfolio

                  (b) Information  concerning  officers of Mentor  Distributors,
LLC:


 Name And Principal      Positions And Offices       Positions And Offices
 Business Address*         With Underwriter             With Registrant
 -----------------       ---------------------       ---------------------
Lynn Mangum              Chairman                    Inapplicable
D'Ray Moore              President                   Inapplicable
Dennis Sheehan           Executive Vice President    Inapplicable
William J. Tomko         Senior Vice President       Inapplicable
Mark J. Rybarczyk        Senior Vice President       Inapplicable
Kevin J. Dell            Vice President and          Inapplicable
                         Secretary
Michael D. Burns         Vice President              Inapplicable
David Blackmore          Vice President              Inapplicable
Robert L. Tuch           Assistant Secretary         Inapplicable
Steven Ludwig            Compliance Officer          Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000


         (c)  Inapplicable.

Item 30. Location of Accounts and Records

         Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Fund at 901 East Byrd Street, Richmond, Virginia 23219 or by Boston Financial Data Services, Inc., the Registrant's transfer agent, at 2 Heritage Drive, North Quincy, Massachusetts 02171. Records relating to the duties of the Registrant's custodian are maintained by the Registrant's Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105. Records relating to the duties of the Registrant's distributor are maintained by the Registrant's Distributor, Mentor Distributors, LLC, 3435 Stelzer Road, Columbus, Ohio 432219-8000.

Item 31. Management Services

         Inapplicable.

Item 32. Undertakings

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the
requirements  for   effectiveness  of  this   Post-Effective   Amendment  to
its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, and Commonwealth of Virginia, on the 30th day of April, 1998:


                                       AMERICA'S UTILITY FUND, INC.

                                       By:  /s/ Paul F. Costello
                                            -----------------------
                                              Paul F. Costello
                                              President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 1998:

            *
______________________________                       Director, President and
      Daniel J. Ludeman                              Principal Executive Officer




______________________________                       Director
      Louis W. Moelchert, Jr.


______________________________                       Director
      Thomas F. Keller

            *
______________________________                       Director
      Arnold H. Dreyfuss

            *
______________________________                       Director
      Troy A. Peery, Jr.

            *
______________________________                       Director
      Peter J. Quinn, Jr.

            *
______________________________                       Director
      Arch T. Allen, III

             *
______________________________                       Director
      Weston E. Edwards


______________________________                       Director
      Jerry R. Barrentine


______________________________                       Director
      J. Garnett Nelson



            *
______________________________                       Treasurer, Principal
      Terry L. Perkins                               Accounting Officer, and
                                                     Principal Financial
                                                     Officer



*By: /s/ Paul F. Costello
     --------------------------
      Paul F. Costello
      Attorney-in-fact

                               INDEX TO EXHIBITS

(1)               Articles of Incorporation
(2)               By-laws
(5)(A)            Management Contract
(5)(B)            Administrative Services Agreement
(6)               Distribution Agreement
(8)(B)            Shareholder Service Agreement
(10)(A)           Opinion of Counsel



(11)(A)           Consent of Independent Auditors
(11)(B)           Consent of Independent Auditors

(14)              Form of Registrant's IRA Plan
(19)              Powers of Attorney